Debt - Reconciliation of assets and liabilities arising from financing activities (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Capped call assets
Changes in liabilities arising from financing activities [abstract]
Beginning balance	$ (124,153)	$ (310,608)
Cash flows	135,497	203,093
Amortization of debt discount and issuance cost	0	0
Fair value changes	(11,344)	(16,638)
Accrual of interest	0	0
Ending balance	0	(124,153)
Exchangeable Notes, net
Changes in liabilities arising from financing activities [abstract]
Beginning balance	348,799	889,183
Cash flows	(352,171)	(647,760)
Amortization of debt discount and issuance cost	3,372	107,376
Fair value changes	0	0
Accrual of interest	0	0
Ending balance	0	348,799
Embedded exchange feature of Notes
Changes in liabilities arising from financing activities [abstract]
Beginning balance	760,689	1,283,089
Cash flows	(1,196,515)	(1,155,484)
Amortization of debt discount and issuance cost	0	0
Fair value changes	435,826	633,084
Accrual of interest	0	0
Ending balance	0	760,689
Term loan Facility
Changes in liabilities arising from financing activities [abstract]
Beginning balance	0	0
Cash flows	1,000,000	0
Amortization of debt discount and issuance cost	160	0
Fair value changes	0	0
Accrual of interest	(741)	0
Ending balance	$ 999,419	$ 0